Share Based Compensation Expenses (Details) - USD ($)					6 Months Ended
	Dec. 01, 2026	Dec. 01, 2025	Dec. 01, 2024	Apr. 24, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Share Based Compensation Expenses [Line Items]
Exercise of options				1,562,500
Exercise price (in Dollars per share)				$ 2
Options vest over a period					3 years
Ordinary shares non vested					1,406,250
Weighted average fair value per share (in Dollars per share)					$ 3.36
Share based compensation expenses (in Dollars)					$ 835,967
Directors [Member]
Share Based Compensation Expenses [Line Items]
Percentage of shares outstanding					9.00%
Forecast [Member]
Share Based Compensation Expenses [Line Items]
Ordinary shares vested	468,750	468,750	468,750
IPO [Member]
Share Based Compensation Expenses [Line Items]
Percentage of shares outstanding				10.00%